Document and Entity Information	6 Months Ended
Oct. 31, 2017
Document And Entity Information
Entity Registrant Name	MMEX Resources Corp
Entity Central Index Key	0001440799
Document Type	S-1/A
Document Period End Date	Oct. 31, 2017
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018